SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS:	NOTE 8 – SUBSEQUENT EVENTS: See Note 1c.